Income Tax - Additional Information (Details)	5 Months Ended
Jun. 30, 2021 USD ($)
Income Tax Disclosure [Line Items]
Change in valuation allowance	$ 436,137
Domestic Tax Authority
Income Tax Disclosure [Line Items]
Operating loss carryforwards available to ofset future taxable income	50,244
State and Local Jurisdiction
Income Tax Disclosure [Line Items]
Operating loss carryforwards available to ofset future taxable income	$ 50,244